Investments in associates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investments in associates Investment	$ 153,026
Tyme [Member]
IfrsStatementLineItems [Line Items]
Equity interest percentage	18.00%	18.00%
Shareholding interest with voting rights percentage
Investments in associates Investment	$ 98,702	$ 99,365
Investments in associates current assets	101,962	1,201
Investments in associates non current assets	325,856	218,846
Investments in associates current liabilities	$ 13,536	$ 14,447